UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05506
College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)
c/o U.S. Bank National Association One Federal Street Boston, MA 02110
Address of principal executive offices) (Zip code)
Brian True
US Bank Corporate Trust Services
One Federal Street Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 513-632-5578
Date of fiscal year end: November 30
Date of reporting period: July 1, 2009 – June 30, 2010

Item 1. Proxy Voting Record
The registrant held no voting securities during the reporting period and did not vote any securities that were subject to a vote during the reporting period.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) College and University Facility Loan Trust Two

By (Signature)	/s/ Brian True
Brian True
Vice President

Date August 31, 2010